Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Land, Buildings, And Equipment
Leases Disclosure [Line Items]
Operating leases, rental expenses	¥ 267,544	¥ 246,211	¥ 227,024